RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
RECEIVABLES

NOTE 5 – RECEIVABLES

	December 31, 2018	December 31, 2017
	$ thousands

Government authorities	92	73
Deferred issuance expenses	689	265
Prepaid expenses - clinical trial	2,491	-
Prepaid expenses - others	110	47
Other	21	15

	3,403	400

For the Group’s exposure to foreign currency and liquidity risks from receivables, see Note 10 (Financial Instruments).